Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Loss for the period	£ (3,892)	£ (9,087)	£ (12,295)	£ (18,848)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	43	(1)	56	(4)
Other comprehensive income (expense) for the period	43	(1)	56	(4)
Total comprehensive loss for the period	(3,849)	(9,088)	(12,239)	(18,852)
Attributable to:
Equity holders of the Company	£ (3,849)	£ (9,088)	£ (12,239)	£ (18,852)